General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2018
General and Administrative Expenses
Schedule of General and Administrative Expenses

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Board of directors' fees	237	252	475	505
Share-based compensation (Note 15)	236	263	371	498
Legal and professional fees	286	248	626	659
Commercial management fees (Note 3)	1,170	1,170	2,340	2,340
Administrative fees (Note 3)	1,525	2,581	2,948	5,016
Foreign exchange differences, net	31	41	125	116
Other expenses, net	103	143	193	247

Total	3,588	4,698	7,078	9,381